Segment Information	12 Months Ended
Dec. 31, 2025
Segment Information [Abstract]
Segment Information	Segment Information
The current operational and reporting segments of ITAÚ UNIBANCO HOLDING are described below:
•Retail Business
The segment comprises retail customers, account holders and non-account holders, individuals and legal entities, high income clients (Itaú Uniclass and Personnalité) and the companies segment (microenterprises and small companies). It includes financing and credit offers made outside the branch network, in addition to credit cards and payroll loans.
•Wholesale Business
It comprises products and services offered to middle-market companies, high net worth institutional clients (Private Banking), and the operation of Itaú BBA, which is the unit responsible for business with large companies and Investment Banking operations.
•Activities with the Market + Corporation
Basically, corresponds to the result arising from capital surplus, subordinated debt surplus and the net balance of tax credits and debits. It also includes the financial margin on market trading, Treasury operating costs, and equity in earnings of companies not included in either of the other segments.
a) Basis of Presentation
Segment information is based on the reports used by senior management of ITAÚ UNIBANCO HOLDING to assess performance and to make decisions about allocation of funds for investment and other purposes.
These reports use a variety of information for management purposes, including financial and non-financial information supported by bases different from information prepared according to accounting practices adopted in Brazil. The main indicators used for monitoring business performance are Recurring Income, and Return on Economic Capital allocated to each business segment.
Information by segment has been prepared in accordance with accounting practices adopted in Brazil and is adjusted by the items below:
Allocated capital: The statements for each segment consider capital allocation based on a proprietary model and consequent impacts on results arising from this allocation. This model includes the following components: credit risk, operating risk, market risk and insurance underwriting risk.
Income tax rate: We take the total income tax rate, net of the tax effect from the payment of interest on capital, for the Retail Business, Wholesale Business and Activities with the Market + Corporation. The difference between the income tax amount calculated by segment and the effective income tax amount, as stated in the consolidated financial statements, is allocated to the Trading + Institutional column.
•Reclassification and application of managerial criteria
The managerial statement of income was used to prepare information per segment. These statements were obtained based on the statement of income adjusted by the impact of non-recurring events and the managerial reclassifications in income.
The main reclassifications between the accounting and managerial results are:
Operating revenues: Considers the opportunity cost for each operation. The financial statements were adjusted so that the stockholders' equity was replaced by funding at market price. Subsequently, the financial statements were adjusted to include revenues related to capital allocated to each segment. The cost of subordinated debt and the respective remuneration at market price were proportionally allocated to the segments, based on the economic capital allocated.
Tax effects of hedging: The tax effects of hedging of investments abroad were adjusted – they were originally recorded as tax expenses (PIS and COFINS) and Income Tax and Social Contribution on Net Income – and are now reclassified to financial margin.
Insurance: The main reclassifications of revenues refer to the financial margins obtained from technical provisions for insurance, pension plans and premium bonds, in addition to revenue from management of pension plan funds.
Other reclassifications: Other Income, Share of profit or (loss) in Associates and joint ventures, Non-Operating Income, Profit Sharing of Management Members and Expenses for Credit Card Reward Program were reclassified to those lines representing the way the ITAÚ UNIBANCO HOLDING manages its business, to provide a clearer understanding of our performance.
The adjustments and reclassifications column shows the effects of the differences between the accounting principles followed for the presentation of segment information, which are substantially in line with the accounting practices adopted for financial institutions in Brazil, except as described above, and the policies used in the preparation of these consolidated financial statements according to IFRS. Significant adjustments are as follows:
•Requirements for impairment testing of financial assets are based on the expected loan losses model.
•Adjustment to fair value due to reclassifications of financial assets to categories of measurement at amortized cost, at fair value through profit or loss or at fair value through other comprehensive income, as a result of the concept of business models of IFRS 9.
•Financial assets modified and not written-off, with their balances recalculated in accordance with the requirements of IFRS 9.
•Effective interest rate of financial assets and liabilities measured at amortized cost, appropriating revenues and costs directly attributable to their acquisition, issue or disposal over the transaction term, whereas in the standards adopted in Brazil, recognition of expenses and revenues from fees occurs at the time these transactions are contracted.
•Goodwill generated in a business combination is not amortized, whereas in the standards adopted in Brazil, it is amortized.
b) Consolidated Statement of Managerial Result

		01/01 to 12/31/2025
		Retail Business	Wholesale Business	Activities with the Market + Corporation	ITAÚ UNIBANCO	Adjustments	IFRS consolidated (1)
Operating revenues		112,204	62,620	9,569	184,393	(16,613)	167,780
Interest margin		70,383	45,248	8,778	124,409	(11,685)	112,724
Commissions and Banking Fees		29,798	16,639	454	46,891	106	46,997
Income from insurance and private pension operations before claim and selling expenses		12,023	733	337	13,093	(4,362)	8,731
Other revenues		-	-	-	-	(672)	(672)
Cost of Credit		(31,616)	(4,994)	-	(36,610)	7,777	(28,833)
Claims		(1,624)	(34)	-	(1,658)	1,658	-
Operating margin		78,964	57,592	9,569	146,125	(7,178)	138,947
Other operating income / (expenses)		(51,604)	(23,175)	(2,777)	(77,556)	(11,141)	(88,697)
Non-interest expenses		(44,462)	(20,278)	(2,045)	(66,785)	(12,391)	(79,176)
Tax expenses for ISS, PIS and COFINS and Other		(7,142)	(2,897)	(732)	(10,771)	(167)	(10,938)
Share of profit or (loss) in associates and joint ventures		-	-	-	-	1,417	1,417
Income before income tax and social contribution		27,360	34,417	6,792	68,569	(18,319)	50,250
Income tax and social contribution		(7,701)	(10,652)	(2,043)	(20,396)	15,995	(4,401)
Non-controlling interests		(529)	(759)	(55)	(1,343)	351	(992)
Net income		19,130	23,006	4,694	46,830	(1,973)	44,857

12/31/2025	Total assets (*) -	1,896,887	1,464,874	101,085	3,096,277	(30,108)	3,066,169
	Total liabilities -	1,820,419	1,374,833	61,964	2,890,647	(39,554)	2,851,093
(*) Includes:
Investments in associates and joint ventures		2,669	-	6,280	8,949	1,891	10,840
Fixed assets, net		7,724	1,871	-	9,595	3,040	12,635
Goodwill and Intangible assets, net		8,322	10,037	-	18,359	5,740	24,099
1) The IFRS Consolidated figures do not represent the sum of the parties because there are intercompany transactions that were eliminated only in the consolidated statements. Segments are assessed by top management, net of income and expenses between related parties.

Interest margin includes interest and similar income and expenses of R$ 35,452 (R$ 74,980 from 01/01 to 12/31/2024), result of financial assets and liabilities at fair value through profit or loss of R$ 58,054 (R$ 32,011 from 01/01 to
12/31/2024) and foreign exchange results and exchange variations in foreign transactions of R$ 19,218 (R$ (3,143) from 01/01 to 12/31/2024).
Non-interest expenses refer to general and administrative expenses, including depreciation and amortization expenses of R$ (7,419) (R$ (7,177) from 01/01 to 12/31/2024).

		01/01 to 12/31/2024
		Retail Business	Wholesale Business	Activities with the Market + Corporation	ITAÚ UNIBANCO	Adjustments	IFRS consolidated (1)
Operating revenues		101,057	58,014	9,887	168,958	(908)	168,050
Interest margin		61,956	41,259	9,232	112,447	(8,599)	103,848
Commissions and Banking Fees		28,559	16,176	375	45,110	1,961	47,071
Income from insurance and private pension operations before claim and selling expenses		10,542	579	280	11,401	(4,419)	6,982
Other revenues		-	-	-	-	10,149	10,149
Cost of Credit		(29,819)	(4,675)	-	(34,494)	2,183	(32,311)
Claims		(1,589)	(26)	-	(1,615)	1,615	-
Operating margin		69,649	53,313	9,887	132,849	2,890	135,739
Other operating income / (expenses)		(48,552)	(21,248)	(2,541)	(72,341)	(15,842)	(88,183)
Non-interest expenses		(41,946)	(18,438)	(1,755)	(62,139)	(17,277)	(79,416)
Tax expenses for ISS, PIS and COFINS and Other		(6,606)	(2,810)	(786)	(10,202)	388	(9,814)
Share of profit or (loss) in associates and joint ventures		-	-	-	-	1,047	1,047
Income before income tax and social contribution		21,097	32,065	7,346	60,508	(12,952)	47,556
Income tax and social contribution		(5,482)	(10,502)	(1,879)	(17,863)	12,435	(5,428)
Non-controlling interests		(491)	(650)	(101)	(1,242)	199	(1,043)
Net income		15,124	20,913	5,366	41,403	(318)	41,085

12/31/2024	Total assets (*) -	1,842,885	1,418,456	243,230	3,048,537	(194,062)	2,854,475
	Total liabilities -	1,774,738	1,333,954	185,422	2,838,080	(204,889)	2,633,191
(*) Includes:
Investments in associates and joint ventures		2,343	-	6,214	8,557	1,517	10,074
Fixed assets, net (2)		7,490	1,590	-	9,080	4,183	13,263
Goodwill and Intangible assets, net		8,808	9,383	-	18,191	5,806	23,997
1) The IFRS Consolidated figures do not represent the sum of the parties because there are intercompany transactions that were eliminated only in the consolidated statements. Segments are assessed by top management, net of income and expenses between related parties.
2) For better presentation and comparability, comparative balances have been reclassified according to current criteria.

		01/01 to 12/31/2023
		Retail Business	Wholesale Business	Activities with the Market + Corporation	ITAÚ UNIBANCO	Adjustments	IFRS consolidated (1)
Operating revenues		96,595	54,631	5,572	156,798	(1,827)	154,971
Interest margin		59,099	39,980	5,019	104,098	(6,386)	97,712
Commissions and Banking Fees		28,016	14,274	309	42,599	3,132	45,731
Income from insurance and private pension operations before claim and selling expenses		9,480	377	244	10,101	(3,488)	6,613
Other revenues		-	-	-	-	4,915	4,915
Cost of Credit		(32,139)	(4,803)	-	(36,942)	6,497	(30,445)
Claims		(1,487)	(22)	-	(1,509)	1,509	-
Operating margin		62,969	49,806	5,572	118,347	6,179	124,526
Other operating income / (expenses)		(45,560)	(20,373)	(1,864)	(67,797)	(17,029)	(84,826)
Non-interest expenses		(39,085)	(17,722)	(1,360)	(58,167)	(17,592)	(75,759)
Tax expenses for ISS, PIS and COFINS and Other		(6,475)	(2,651)	(504)	(9,630)	(357)	(9,987)
Share of profit or (loss) in associates and joint ventures		-	-	-	-	920	920
Income before income tax and social contribution		17,409	29,433	3,708	50,550	(10,850)	39,700
Income tax and social contribution		(4,232)	(9,022)	(935)	(14,189)	8,366	(5,823)
Non-controlling interests		(78)	(655)	(10)	(743)	(29)	(772)
Net income		13,099	19,756	2,763	35,618	(2,513)	33,105

12/31/2023	Total assets (*) -	1,677,189	1,228,153	195,290	2,696,522	(153,422)	2,543,100
	Total liabilities -	1,610,852	1,150,141	150,705	2,507,587	(163,537)	2,344,050
(*) Includes:
Investments in associates and joint ventures		2,156	-	5,946	8,102	1,191	9,293
Fixed assets, net		7,333	1,690	-	9,023	112	9,135
Goodwill and Intangible assets, net		9,419	8,338	-	17,757	5,607	23,364
1) The IFRS Consolidated figures do not represent the sum of the parties because there are intercompany transactions that were eliminated only in the consolidated statements. Segments are assessed by top management, net of income and expenses between related parties.

Interest margin includes interest and similar income and expenses of R$ 64,135, result of financial assets and liabilities at fair value through profit or loss of R$ 29,145 and foreign exchange results and exchange variations in foreign transactions of R$ 4,432.
Non-interest expenses refers to general and administrative expenses, including depreciation and amortization expenses of R$ (6,529).
c) Result of Non-Current Assets and Main Services and Products by Geographic Region

	12/31/2025			12/31/2024
	Brazil	Abroad	Total	Brazil	Abroad	Total
Non-current assets (3)	30,646	6,088	36,734	27,940	5,250	33,190

	01/01 to 12/31/2025			01/01 to 12/31/2024			01/01 to 12/31/2023
	Brazil	Abroad	Total	Brazil	Abroad	Total	Brazil	Abroad	Total
Income related to interest and similar (1,2,3)	278,006	54,056	332,062	219,281	51,845	271,126	221,534	34,428	255,962
Income from insurance contracts and private pension (3)	8,731	-	8,731	6,982	-	6,982	6,613	-	6,613
Commissions and Banking Fees (3)	41,062	5,935	46,997	41,888	5,183	47,071	41,147	4,584	45,731
1) Includes Interest and similar Income, of Financial Assets and Liabilities at Fair Value through Profit or Loss and Foreign exchange results and exchange variations in foreign transactions.
2) ITAÚ UNIBANCO HOLDING does not have customers representing 10% or higher of its revenues.
3) In "Brazil" geographic region the companies headquartered in the country and "Abroad" are considered; the other companies, the amounts consider the already eliminated values.